EQUITY (Details) € / shares in Units, € in Millions			6 Months Ended		12 Months Ended	18 Months Ended
	May 27, 2025 € / shares	May 23, 2024 € / shares	Jun. 27, 2025 EUR (€) shares vote € / shares	Jun. 28, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Jun. 27, 2025 EUR (€) shares vote € / shares	Feb. 28, 2025 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares			457,224,052	460,371,583	460,947,057	457,224,052
Number of shares issued and fully paid (in shares) | shares			457,224,052	460,371,583	460,947,057	457,224,052
Par value per share (in EUR per share) | € / shares			€ 0.01			€ 0.01
Share repurchase program, expiration period			12 months
Number of shares repurchased and cancelled (in shares) | shares			4,574,261		0
Own shares purchased under share buyback programme			€ 365
Treasury shares acquired			€ 33	€ 8
Number of treasury shares held (in shares) | shares			530,509	0	92,564	530,509
Dividend (in euros per share) | € / shares	€ 0.79	€ 0.74
Non-controlling interests			€ 477		€ 496	€ 477
Retained earnings
Disclosure of classes of share capital [line items]
Own shares purchased under share buyback programme			365
Treasury shares acquired			€ 33	€ 8	€ 7	€ 40
Top of range
Disclosure of classes of share capital [line items]
Share repurchase program, authorized, amount							€ 1,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in EUR per share) | € / shares			€ 0.01			€ 0.01
Number of votes per share (in votes) | vote			1			1
Number of shares issued (in shares) | shares			851,256	1,170,765		851,256